SHAREHOLDER'S CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
SHAREHOLDER'S CAPITAL
Summary of share issuances and cancellations

	Subordinate	Multiple voting	Preferred
	voting shares	shares	shares	Total
Balance, December 31, 2023	359,349,904	11,812,964	36,768,149	407,931,017
Converted from share options	119,003	—	—	119,003
Converted from RSUs	2,288,141	—	—	2,288,141
Converted from preferred shares into subordinate voting shares	19,813,579	—	(18,169,557)	1,644,022
Cancelled during the year	(172)	—	—	(172)
Balance, December 31, 2024	381,570,455	11,812,964	18,598,592	411,982,011

Summary of number and weighted average exercise prices of share options

		Weighted average
	Options	exercise price (US$)
Share options outstanding, December 31, 2023	22,278,582	$32.59
Granted	500,000	43.31
Exercised	(245,540)	19.00
Share options outstanding, December 31, 2024	22,533,042	$32.98
Vested share options, December 31, 2024	11,814,178	$32.31

Summary of number and grant date fair value of RSUs and DSUs

		Grant date fair value		Grant date fair value
	RSUs	(US$)	DSUs	(US$)
Outstanding, December 31, 2023	2,311,761	$30.74	90,533	$30.02
Granted	1,932,287	36.95	30,813	37.00
Settled	(2,286,539)	32.63	—	—
Forfeited	(56,870)	31.66	—	—
Outstanding, December 31, 2024	1,900,639	$34.75	121,346	$31.79
Expected to vest, December 31, 2024	1,674,430	$34.99	121,346	$31.79